FIXED ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FIXED ASSETS, NET [Line Items]
Sub-total	$ 24,486,881	$ 29,788,609
Less: accumulated depreciation and amortization	(18,015,959)	(21,904,703)
Fixed assets, net	6,470,922	7,883,906
Depreciation and amortization expense	3,288,751	4,112,181	4,620,658
Media display equipment [Member]
FIXED ASSETS, NET [Line Items]
Sub-total	17,712,077	22,953,084
Assembly in progress	1,492,800	721,496
Wi-Fi equipment [Member]
FIXED ASSETS, NET [Line Items]
Sub-total	164,077
Computers and office equipment [Member]
FIXED ASSETS, NET [Line Items]
Sub-total	3,636,351	3,985,559
Motor vehicles [Member]
FIXED ASSETS, NET [Line Items]
Sub-total	659,494	627,343
Leasehold improvements [Member]
FIXED ASSETS, NET [Line Items]
Sub-total	$ 2,314,882	$ 2,222,623